SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Mar. 27, 2023	Feb. 01, 2023	Dec. 31, 2022	Nov. 09, 2022	Feb. 21, 2022	Feb. 03, 2022
Subsequent Event [Line Items]
Number of shares issued			1,000,000
Share price					$ 4	$ 4
Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Number of shares issued				1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued		150,000
Share price		$ 4.22
Security purchase agreement, description	Pursuant to the Purchase Agreement, the Purchaser purchased 4,000 shares of a newly authorized Series E Convertible Preferred Stock (the “Series E Convertible Preferred Stock”), and the Company received proceeds of $4,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.